OIL AND NATURAL GAS PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF OIL AND NATURAL GAS PROPERTIES

The following tables summarize the Company’s oil and gas activities.

	As of	As of
	April 30, 2024	October 31, 2023
Oil and gas properties – not subject to amortization	$11,008,673	$9,947,742
Accumulated impairment	—	—
Oil and gas properties – not subject to amortization, net	$11,008,673	$9,947,742

The following tables summarize the Company’s oil and gas activities.

	As of October 31,	As of October 31,
	2023	2022
Oil and gas properties – not subject to amortization	$9,947,742	$5,836,232
Accumulated impairment	—	—
Oil and gas properties – not subject to amortization, net	$9,947,742	$5,836,232